Annual Total Returns [BarChart] - BlackRock U.S. Government Bond V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.31%
Annual Return 2012	2.41%
Annual Return 2013	(3.25%)
Annual Return 2014	5.87%
Annual Return 2015	0.45%
Annual Return 2016	1.33%
Annual Return 2017	1.52%
Annual Return 2018	0.29%
Annual Return 2019	6.36%
Annual Return 2020	6.46%